Related Party Balances and Transactions (Details) - Schedule of amounts due to related parties - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current
Amounts due to related parties, Current	$ 145,926	$ 41,593
Non-current
Amounts due to related parties, Non-current	2,007,285	6,330,472
Aeneas Group Limited [Member]
Current
Amounts due to related parties, Current	123,922	14,247
Non-current
Amounts due to related parties, Non-current	1,507,285	3,330,472
Jurchen Investment Corporation [Member]
Current
Amounts due to related parties, Current	19,454	20,055
Ian Huen [Member]
Current
Amounts due to related parties, Current	2,110	127
Clark Cheng [Member]
Current
Amounts due to related parties, Current	401	1,114
Sabrina Khan [Member]
Current
Amounts due to related parties, Current	39	268
Aenco Solutions Limited [Member]
Current
Amounts due to related parties, Current		5,782
Jurchen Investment Corporation [Member]
Non-current
Amounts due to related parties, Non-current	$ 500,000	$ 3,000,000